UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

Domestic Equity—38.5% †	Number of Shares	Fair Value
Advertising—0.3%
Omnicom Group Inc.	11,346	$585

Aerospace & Defense—0.6%
Honeywell International Inc.	18,240	1,090
The Boeing Co.	1,691	118
		1,208

Agricultural Products—0.3%
Archer-Daniels-Midland Co.	23,315	633

Air Freight & Logistics—0.8%
United Parcel Service Inc.	22,894	1,639

Application Software—0.2%
Intuit Inc.	6,414	378

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	15,872	900
Franklin Resources Inc.	1,127	141
Invesco Ltd.	37,969	949
State Street Corp.	15,467	649	(e)
		2,639

Automobile Manufacturers—0.1%
Ford Motor Co.	20,040	198

Biotechnology—1.0%
Amgen Inc.	16,083	1,356
Gilead Sciences Inc.	12,053	799	(a)
		2,155

Broadcasting—0.5%
CBS Corp.	5,437	198
Discovery Communications Inc.	15,306	858	(a)
		1,056

Cable & Satellite—1.3%
Comcast Corp.	22,707	812
DIRECTV	14,515	761	(a)
Liberty Global Inc.	20,395	1,151	(a)
		2,724

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	9,493	440

Communications Equipment—2.1%
Cisco Systems Inc.	98,955	1,889
Qualcomm Inc.	44,242	2,765
		4,654

Computer Hardware—2.2%
Apple Inc.	7,010	4,678

Construction & Farm Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	628	54
Cummins Inc.	1,944	179
Deere & Co.	9,695	800
		1,033

Consumer Finance—0.4%
American Express Co.	15,431	878

Data Processing & Outsourced Services—1.7%
Paychex Inc.	38,500	1,281
The Western Union Co.	71,201	1,297
Visa Inc.	7,945	1,067
		3,645

Department Stores—0.1%
Macy’s Inc.	8,979	338

Distributors—0.1%
Genuine Parts Co.	3,659	223

Diversified Chemicals—0.4%
EI du Pont de Nemours & Co.	9,807	493
PPG Industries Inc.	3,041	349
		842

Diversified Financial Services—1.1%
Citigroup Inc.	3,961	130
JPMorgan Chase & Co.	14,627	592
Wells Fargo & Co.	50,202	1,733
		2,455

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	9,824	389

Electric Utilities—0.2%
The Southern Co.	8,759	404

Electrical Components & Equipment—0.1%
Cooper Industries PLC	1,578	118

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	9,680	881

General Merchandise Stores—0.1%
Target Corp.	3,751	238

Healthcare Distributors—0.2%
Cardinal Health Inc.	11,888	463

Healthcare Equipment—1.3%
Covidien PLC	36,387	2,163
Medtronic Inc.	14,623	631
		2,794

Healthcare Facilities - 0.1%
HCA Holdings Inc.	5,612	187

Healthcare Services—0.9%
Express Scripts Holding Co.	31,590	1,979	(a)

Home Building—0.1%
MDC Holdings Inc.	2,997	115

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	7,623	480	(a)

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	49,482	1,496
The Home Depot Inc.	7,338	443
		1,939

Household Products—0.4%
Kimberly-Clark Corp.	4,735	406
The Clorox Co.	6,201	447
		853

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	16,865	292	(a)
The AES Corp.	33,601	369	(a)
		661

Industrial Gases—0.1%
Praxair Inc.	2,829	294

Industrial Machinery—0.7%
Dover Corp.	18,031	1,072
Eaton Corp.	8,606	406
		1,478

Integrated Oil & Gas—1.6%
Chevron Corp.	15,031	1,752
Exxon Mobil Corp.	4,607	421
Hess Corp.	5,721	307
Occidental Petroleum Corp.	12,331	1,061
		3,541

Integrated Telecommunication Services—0.5%
AT&T Inc.	19,662	742
Verizon Communications Inc.	8,675	395
		1,137

Internet Retail—0.2%
Amazon.com Inc.	1,531	389	(a)

Internet Software & Services—1.1%
eBay Inc.	24,182	1,171	(a)
Google Inc.	1,604	1,210	(a)
		2,381

Investment Banking & Brokerage—0.2%
The Goldman Sachs Group Inc.	4,834	549

IT Consulting & Other Services - 0.6%
International Business Machines Corp.	6,556	1,360	(h)

Life & Health Insurance—0.3%
Prudential Financial Inc.	10,757	586

Life Sciences Tools & Services—0.3%
Agilent Technologies Inc.	5,541	213
PerkinElmer Inc.	11,897	351
		564

Movies & Entertainment—0.6%
The Walt Disney Co.	7,501	392
Time Warner Inc.	20,679	938
		1,330

Multi-Line Insurance—0.3%
American International Group Inc.	20,547	674	(a)

Multi-Utilities—0.2%
Dominion Resources Inc.	7,396	392

Oil & Gas Equipment & Services—1.0%
Halliburton Co.	4,539	153
Schlumberger Ltd.	29,036	2,100
		2,253

Oil & Gas Exploration & Production—0.5%
Anadarko Petroleum Corp.	11,963	837
Marathon Oil Corp.	11,347	336
		1,173

Oil & Gas Storage & Transportation—0.2%
Spectra Energy Corp.	5,073	149
The Williams Companies Inc.	5,946	208
		357

Packaged Foods & Meats—0.5%
Kraft Foods Inc.	22,217	919	(a)
Mondelez International Inc.	2,431	65
		984

Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	16,098	543
Johnson & Johnson	20,625	1,422
Merck & Company Inc.	12,073	544
Pfizer Inc.	52,905	1,315
		3,824

Property & Casualty Insurance—0.5%
ACE Ltd.	11,287	853
The Travelers Companies Inc.	4,025	275
		1,128

Railroads—0.3%
CSX Corp.	15,670	325
Union Pacific Corp.	3,552	422
		747

Real Estate Services—0.0%*
CBRE Group Inc.	1,289	24	(a)

Regional Banks—0.2%
Regions Financial Corp.	75,765	546

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	8,718	261	(a)

Restaurants—0.3%
Darden Restaurants Inc.	5,299	295
McDonald’s Corp.	4,172	383
		678

Retail REITs—0.1%
Simon Property Group Inc.	2,086	317

Semiconductors—0.6%
Altera Corp.	5,169	176
Analog Devices Inc.	4,897	192
Intel Corp.	16,098	365
Microchip Technology Inc.	3,946	129
Texas Instruments Inc.	13,954	385
		1,247

Soft Drinks—1.4%
Coca-Cola Enterprises Inc.	17,837	558
PepsiCo Inc.	34,208	2,420
		2,978

Specialized Finance—0.7%
CME Group Inc.	26,309	1,507

Specialized REITs—0.6%
American Tower Corp.	9,461	675
HCP Inc.	5,681	253
Public Storage	1,096	153
Rayonier Inc.	4,059	199
		1,280

Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	8,593	446

Steel—0.1%
Allegheny Technologies Inc.	10,503	335

Systems Software—1.7%
Microsoft Corp.	85,738	2,553	(h)
Oracle Corp.	38,542	1,214
		3,767

Tobacco—0.4%
Altria Group Inc.	6,865	229
Philip Morris International Inc.	6,290	566
		795

Water Utilities - 0.1%
American Water Works Company Inc.	4,961	184

Total Domestic Equity
(Cost $72,317)		83,408

Foreign Equity—17.0%

Advertising—0.2%
WPP PLC	31,970	434

Aerospace & Defense—0.3%
Safran S.A.	16,806	605

Apparel, Accessories & Luxury Goods—0.5%
Adidas AG	1,865	153
Luxottica Group S.p.A.	11,254	399
LVMH Moet Hennessy Louis Vuitton S.A.	2,604	392
The Swatch Group AG	475	190
		1,134

Application Software—0.4%
SAP AG	11,631	825

Automobile Manufacturers—0.3%
Toyota Motor Corp.	17,530	685

Biotechnology—0.1%
CSL Ltd.	6,649	318

Brewers—0.2%
Anheuser-Busch InBev N.V.	4,828	411

Communications Equipment—0.2%
Telefonaktiebolaget LM Ericsson	41,790	381

Construction & Engineering—0.2%
JGC Corp.	9,000	301
Vinci S.A.	3,868	165
		466

Construction & Farm Machinery & Heavy Trucks—0.1%
Kubota Corp.	32,000	325

Construction Materials—0.2%
HeidelbergCement AG	7,348	385

Distillers & Vintners—0.6%
Diageo PLC	34,062	957
Diageo PLC ADR	2,367	267
		1,224

Diversified Capital Markets—0.2%
Deutsche Bank AG	11,003	435

Diversified Financial Services—1.4%
BNP Paribas S.A.	7,526	358
HSBC Holdings PLC	93,296	864
ING Groep N.V.	56,117	444	(a)
Lloyds Banking Group PLC	254,217	159	(a)
Standard Chartered PLC	25,822	584
United Overseas Bank Ltd.	40,693	652
		3,061

Diversified Metals & Mining—0.5%
BHP Billiton PLC	18,206	566
Rio Tinto PLC	11,164	520
		1,086

Diversified Real Estate Activities—0.3%
Daito Trust Construction Company Ltd.	2,500	252
Sumitomo Realty & Development Company Ltd.	10,000	266
Wharf Holdings Ltd.	21,810	151
		669

Diversified Support Services—0.4%
Aggreko PLC	12,201	456
Brambles Ltd.	56,566	413
		869

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	48,018	109

Electronic Equipment & Instruments—0.2%
Hexagon AB	14,963	321

Fertilizers & Agricultural Chemicals—0.6%
Potash Corporation of Saskatchewan Inc.††	6,460	280
Potash Corporation of Saskatchewan Inc.††	10,403	452
Syngenta AG	1,525	570
		1,302

Food Retail—0.1%
Tesco PLC	26,933	144

Healthcare Services—0.3%
Fresenius SE & Company KGaA	6,175	718

Healthcare Supplies—0.2%
Cie Generale d’Optique Essilor International S.A.	5,371	503

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	10,671	200

Household Products—0.5%
Reckitt Benckiser Group PLC	7,031	405
Unicharm Corp.	10,000	576
		981

Human Resource & Employment Services—0.2%
Capita PLC	32,231	403

Industrial Conglomerates—0.1%
Siemens AG	2,145	214

Industrial Gases—0.4%
Linde AG	4,993	861

Industrial Machinery—0.6%
Alfa Laval AB	15,744	286
FANUC Corp.	3,000	485
Mitsubishi Heavy Industries Ltd.	48,000	209
SMC Corp.	1,100	178
Vallourec S.A.	3,779	160
		1,318

Integrated Oil & Gas—1.4%
BG Group PLC	35,180	710
Cenovus Energy Inc.	2,770	97
Eni S.p.A.	16,997	372
Petroleo Brasileiro S.A. ADR	9,925	219
Royal Dutch Shell PLC	19,178	663
Royal Dutch Shell PLC ADR	6,275	436
Suncor Energy Inc.	11,357	373
Total S.A.	2,757	137
		3,007

Internet Software & Services—0.7%
Baidu Inc. ADR	13,570	1,585	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	5,064	214

Life & Health Insurance—0.8%
AIA Group Ltd.	195,018	723
Prudential PLC	45,734	592
Sony Financial Holdings Inc.	18,800	323
		1,638

Multi-Line Insurance—0.3%
AXA S.A.	21,224	316
Zurich Insurance Group AG	1,525	380
		696

Multi-Utilities—0.3%
National Grid PLC	58,829	649

Oil & Gas Equipment & Services—0.1%
Subsea 7 S.A.	9,411	217

Oil & Gas Exploration & Production—0.1%
Canadian Natural Resources Ltd.	3,879	120

Packaged Foods & Meats—0.6%
Nestle S.A.	14,247	899
Unilever N.V.	11,036	391
		1,290

Pharmaceuticals—1.1%
Astellas Pharma Inc.		7,300	372
Bayer AG		4,627	398
Novartis AG		10,921	669
Novartis AG ADR		10,103	619
Roche Holding AG		1,851	346
			2,404

Photographic Products—0.1%
Nikon Corp.		9,997	276

Regional Banks—0.1%
The Bank of Yokohama Ltd.		58,600	279

Research & Consulting Services—0.1%
Experian PLC		8,831	147
Intertek Group PLC		1,912	85
			232

Semiconductors—0.7%
Samsung Electronics Company Ltd.		661	800
Taiwan Semiconductor Manufacturing Company Ltd.		254,484	780
Taiwan Semiconductor Manufacturing Company Ltd. ADR		1,199	19
			1,599

Tires & Rubber—0.0%*
Bridgestone Corp.		2,500	58

Trading Companies & Distributors—0.1%
Mitsubishi Corp.		6,200	113
Mitsui & Company Ltd.		7,600	107
			220

Wireless Telecommunication Services—0.6%
Softbank Corp.		16,000	650
Vodafone Group PLC		257,115	730
			1,380

Total Common Stock
(Cost $33,158)			36,251

Preferred Stock—0.3%

Automobile Manufacturers—0.3%
Volkswagen AG		2,902	530

Total Foreign Equity
(Cost $33,594)			36,781

		Principal Amount	Fair Value
Bonds and Notes—28.7%

U.S. Treasuries—9.1%
U.S. Treasury Bonds
3.00%	05/15/42	$5,143	$5,333	(h)
3.13%	02/15/42	981	1,043	(h)
U.S. Treasury Notes
0.24%	07/31/14	3,673	3,666	(d,h)
0.59%	06/30/17	2,590	2,610	(d,h)
0.60%	07/31/17	4,505	4,483	(d)
0.61%	08/31/17	23	23	(d)
1.63%	08/15/22	2,002	2,000
1.75%	05/15/22	252	255	(h)

2.75%	08/15/42	341	335
			19,748

Agency Mortgage Backed - 9.4%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	394	413
4.50%	06/01/33 - 02/01/35	11	13	(h)
5.00%	07/01/35 - 06/01/41	410	459	(h)
5.50%	05/01/20 - 04/01/39	174	194	(h)
6.00%	04/01/17 - 11/01/37	381	429	(h)
6.50%	11/01/28 - 07/01/29	14	16	(h)
7.00%	10/01/16 - 08/01/36	43	49	(h)
7.50%	12/01/30 - 09/01/33	10	11	(h)
8.00%	07/01/26 - 11/01/30	6	7	(h)
8.50%	04/01/30 - 05/01/30	17	21	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	1	1	(i)
4.00%	05/01/19 - 05/01/42	1,888	2,055	(h)
4.50%	05/01/18 - 04/01/41	2,962	3,214	(h)
5.00%	07/01/20 - 06/01/41	846	954	(h)
5.50%	04/01/14 - 01/01/39	966	1,068	(h)
6.00%	02/01/14 - 08/01/35	455	511	(h)
6.50%	12/01/14 - 08/01/36	99	110	(h)
7.00%	01/01/16 - 12/01/33	6	8	(h)
7.50%	09/01/13 - 03/01/34	29	32	(h)
8.00%	11/01/14 - 11/01/33	34	41	(h)
8.50%	05/01/31	2	3	(h)
9.00%	12/01/17 - 12/01/22	7	8	(h)
3.00%	TBA	1,025	1,082	(c)
3.50%	TBA	1,785	1,914	(c)
4.00%	TBA	835	900	(c)
4.50%	TBA	594	643	(c)
5.00%	TBA	485	529	(c)
6.00%	TBA	1,250	1,380	(c)
6.50%	TBA	490	551	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	698	772	(h)
5.00%	08/15/33	25	27	(h)
6.00%	04/15/30 - 09/15/36	31	35	(h)
6.50%	06/15/24 - 07/15/36	52	63	(h)
7.00%	04/15/28 - 10/15/36	30	33	(h)
7.50%	07/15/23 - 04/15/28	18	18	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	13	14	(h)
9.00%	11/15/16 - 12/15/21	14	15	(h)
3.50%	TBA	1,540	1,684	(c)
4.00%	TBA	1,035	1,140	(c)
5.50%	TBA	50	56	(c)
			20,474

Agency Collateralized Mortgage Obligations - 0.2%
Collateralized Mortgage Obligation Trust
0.73%	11/01/18	1	1	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	301	2	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	484	41	(g,n)
4.50%	02/15/18 - 03/15/18	33	2	(g,h,n)
5.00%	05/15/18 - 10/15/18	29	1	(g,h,n)
5.50%	06/15/33	29	4	(g,h,n)

6.38%	08/15/25	229	32	(g,i)
7.50%	07/15/27	17	4	(g,h,n)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS
3.72%	08/01/27	1	1	(d,f,h)
8.00%	02/01/23 - 07/01/24	3	—	**(g,h,n)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	70	2	(g,h,i)
2.38%	12/25/22	1	1	(d,f,h)
3.50%	05/25/27	182	24	(g,n)
4.50%	05/25/18	1	—	**(g,h,n)
5.00%	10/25/22 - 09/25/40	349	42	(g,h,n)
5.78%	07/25/38	103	13	(g,i)
7.28%	05/25/18	197	23	(g,h,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	95	11	(g,n)
5.00%	03/25/38 - 05/25/38	60	8	(g,n)
5.50%	12/01/33	15	2	(g,n)
6.00%	01/01/35	34	6	(g,n)
7.50%	11/01/23	32	7	(g,h,n)
8.00%	08/01/23 - 07/01/24	6	1	(g,h,n)
8.50%	03/01/17 - 07/25/22	3	—	**(g,h,n)
9.00%	05/25/22	1	—	**(g,h,n)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	478	54	(g,n)
5.00%	12/20/35 - 09/20/38	399	41	(g,n)
			324

Asset Backed - 0.0%*
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	50	32	(h)

Corporate Notes - 8.4%
ABB Finance USA Inc.
1.63%	05/08/17	66	67
2.88%	05/08/22	62	64
AES Panama S.A.
6.35%	12/21/16	30	33	(b,h)
Agilent Technologies Inc.
3.20%	10/01/22	48	48
5.50%	09/14/15	58	65	(h)
Allergan Inc.
3.38%	09/15/20	30	32	(h)
Altria Group Inc.
4.25%	08/09/42	51	51
America Movil SAB de C.V.
2.38%	09/08/16	200	208	(h)
American Axle & Manufacturing Inc.
7.88%	03/01/17	69	72	(h)
American Express Credit Corp.
1.75%	06/12/15	48	49	(h)
Amgen Inc.
5.38%	05/15/43	58	67	(h)
5.65%	06/15/42	30	36	(h)
Amsted Industries Inc.
8.13%	03/15/18	38	41	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	64	74
6.20%	03/15/40	58	71
Anglo American Capital PLC
2.63%	09/27/17	200	201	(b)

Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	104	105
3.63%	04/15/15	100	107	(h)
5.38%	11/15/14	74	81	(h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	49	63
Arizona Public Service Co.
6.25%	08/01/16	59	69	(h)
AstraZeneca PLC
1.95%	09/18/19	68	69
4.00%	09/18/42	68	70
AT&T Inc.
0.51%	02/13/15	115	116	(d,h)
1.60%	02/15/17	75	77	(h)
2.95%	05/15/16	67	72	(h)
5.55%	08/15/41	53	66	(h)
6.40%	05/15/38	70	92	(h)
AvalonBay Communities Inc. (REIT)
2.95%	09/15/22	58	58
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100	103	(b,h)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	108	(b,h,i)
Bank of America Corp.
5.70%	01/24/22	142	167	(h)
5.75%	12/01/17	110	127	(h)
Barclays Bank PLC
2.25%	05/10/17	200	206	(b,h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	75	77	(h)
3.00%	05/15/22	85	88	(h)
Bombardier Inc.
7.75%	03/15/20	354	406	(b,h)
Boston Properties LP (REIT)
3.85%	02/01/23	74	78
BP Capital Markets PLC
1.85%	05/05/17	52	53
2.25%	11/01/16	115	120	(h)
Calpine Corp.
7.25%	10/15/17	8	9	(b,h)
Cameron International Corp.
3.60%	04/30/22	37	38
Campbell Soup Co.
2.50%	08/02/22	34	34
3.80%	08/02/42	23	23
Cardinal Health Inc.
1.90%	06/15/17	87	89	(h)
Cargill Inc.
5.20%	01/22/13	215	218	(b,h)
6.00%	11/27/17	1	1	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	37	38	(h)
Case New Holland Inc.
7.88%	12/01/17	40	47	(h)
Caterpillar Inc.
1.50%	06/26/17	84	86
CCO Holdings LLC
8.13%	04/30/20	61	69	(h)

Central American Bank for Economic Integration
5.38%	09/24/14	60	64	(b,h)
CenturyLink Inc.
5.80%	03/15/22	18	20
7.65%	03/15/42	26	28	(h)
Cigna Corp.
2.75%	11/15/16	69	73	(h)
5.38%	02/15/42	52	58	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	65	69	(h)
Citigroup Inc.
4.45%	01/10/17	125	137	(h)
5.00%	09/15/14	127	134	(h)
5.88%	01/30/42	46	55
CityCenter Holdings LLC
7.63%	01/15/16	41	44
CNA Financial Corp.
5.88%	08/15/20	60	70	(h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	16	20	(h)
6.65%	04/01/19	190	246	(h)
Corning Inc.
4.75%	03/15/42	35	38
Corp Andina de Fomento
4.38%	06/15/22	68	74
Corp Nacional del Cobre de Chile
4.25%	07/17/42	42	42	(b)
5.63%	09/21/35	12	14	(b,h)
COSL Finance BVI Ltd.
3.25%	09/06/22	200	199	(b)
Covidien International Finance S.A.
1.35%	05/29/15	56	57
Crown Castle Towers LLC
4.88%	08/15/40	34	38	(b,h)
6.11%	01/15/40	55	66	(b,h)
CSX Corp.
4.25%	06/01/21	73	82	(h)
CVS Caremark Corp.
3.25%	05/18/15	30	32	(h)
DaVita Inc.
5.75%	08/15/22	26	27
6.38%	11/01/18	68	73	(h)
DDR Corp. (REIT)
4.63%	07/15/22	49	53
Deere & Co.
3.90%	06/09/42	66	68
Denbury Resources Inc.
6.38%	08/15/21	60	65	(h)
8.25%	02/15/20	34	38	(h)
DENTSPLY International Inc.
2.75%	08/15/16	50	52	(h)
4.13%	08/15/21	77	81	(h)
Devon Energy Corp.
1.88%	05/15/17	75	76	(h)
Diageo Capital PLC
1.50%	05/11/17	100	102	(h)
Diageo Investment Corp.
2.88%	05/11/22	105	109	(h)
4.25%	05/11/42	30	33	(h)

DIRECTV Holdings LLC
2.40%	03/15/17	35	36	(h)
4.75%	10/01/14	109	117	(h)
5.15%	03/15/42	104	106	(h)
Dominion Resources Inc.
1.95%	08/15/16	54	56	(h)
4.90%	08/01/41	32	37	(h)
DPL Inc.
7.25%	10/15/21	188	214	(b,h)
DR Horton Inc.
4.38%	09/15/22	64	64
Duke Energy Corp.
1.63%	08/15/17	69	69
3.05%	08/15/22	171	173
Duke Realty LP (REIT)
6.50%	01/15/18	79	92	(h)
Eastman Chemical Co.
2.40%	06/01/17	182	190	(h)
eBay Inc.
1.35%	07/15/17	48	49
2.60%	07/15/22	35	35
4.00%	07/15/42	41	40
Ecopetrol S.A.
7.63%	07/23/19	28	36
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	14	15	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	51	58	(h)
Energy Transfer Partners LP
6.50%	02/01/42	18	21	(h)
6.70%	07/01/18	56	67	(h)
Enterprise Products Operating LLC
1.25%	08/13/15	69	70
4.45%	02/15/43	34	34
EOG Resources Inc.
2.63%	03/15/23	34	34
European Investment Bank
0.49%	12/15/14	110	111	(d,h)
4.88%	01/17/17	150	175	(h)
Exelon Corp.
4.90%	06/15/15	111	122	(h)
Express Scripts Holding Co.
2.65%	02/15/17	170	178	(b,h)
3.13%	05/15/16	113	121	(h)
3.90%	02/15/22	34	37	(b,h)
4.75%	11/15/21	38	44	(b,h)
6.13%	11/15/41	35	45	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	68	74
Ford Motor Credit Company LLC
3.00%	06/12/17	74	75
Forest Oil Corp.
7.25%	06/15/19	68	68
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84	90	(b)
Frontier Communications Corp.
7.13%	03/15/19	71	76
Georgia Power Co.
4.30%	03/15/42	37	39

Goldman Sachs Capital I
6.35%	02/15/34	64	64	(h)
Great Plains Energy Inc.
4.85%	06/01/21	80	89
Hanesbrands Inc.
6.38%	12/15/20	110	119	(h)
HCA Inc.
6.50%	02/15/20	119	132	(h)
Hewlett-Packard Co.
4.05%	09/15/22	35	35
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	16	17
6.00%	11/01/20	34	38	(h)
Hughes Satellite Systems Corp.
6.50%	06/15/19	49	52	(h)
Hyundai Capital America
1.63%	10/02/15	68	68	(b)
2.13%	10/02/17	101	101	(b)
Jabil Circuit Inc.
4.70%	09/15/22	6	6
John Deere Capital Corp.
3.15%	10/15/21	54	58	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	74	82	(h)
4.50%	01/24/22	56	62	(h)
KFW
2.00%	10/04/22	171	169
Kinder Morgan Energy Partners LP
3.45%	02/15/23	34	35
5.00%	08/15/42	34	35
Kinross Gold Corp.
6.88%	09/01/41	22	22
Koninklijke Philips Electronics N.V.
5.00%	03/15/42	27	30	(h)
Korea Development Bank
3.25%	03/09/16	122	128	(h)
Korea National Oil Corp.
2.88%	11/09/15	100	104	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	45	46	(b)
2.25%	06/05/17	74	76	(b)
5.00%	06/04/42	63	70	(b)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	102	121	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	18	19	(b)
6.50%	05/01/42	36	39	(b)
Linn Energy LLC
8.63%	04/15/20	56	61
Lorillard Tobacco Co.
3.50%	08/04/16	78	83	(h)
Marriott International Inc.
3.25%	09/15/22	89	89
McDonald’s Corp.
1.88%	05/29/19	75	78	(h)
Merck & Company Inc.
2.40%	09/15/22	68	69
MidAmerican Energy Holdings Co.
6.13%	04/01/36	45	58	(h)

Morgan Stanley
5.50%	07/28/21	71	78	(h)
5.75%	01/25/21	100	110	(h)
Mylan Inc.
7.88%	07/15/20	23	26	(b,h)
Newcrest Finance Pty Ltd.
4.20%	10/01/22	68	68	(b)
Newfield Exploration Co.
5.63%	07/01/24	10	11
5.75%	01/30/22	68	76
News America Inc.
6.65%	11/15/37	47	60	(h)
Nexen Inc.
6.40%	05/15/37	86	109
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129	134	(h)
Nisource Finance Corp.
3.85%	02/15/23	85	89
Nordea Bank AB
3.13%	03/20/17	200	209	(b,h)
Novartis Capital Corp.
2.40%	09/21/22	82	83
3.70%	09/21/42	20	21
Oglethorpe Power Corp.
5.38%	11/01/40	42	51	(h)
Omnicom Group Inc.
3.63%	05/01/22	97	102	(h)
ONEOK Partners LP
2.00%	10/01/17	51	52
3.38%	10/01/22	52	52
6.13%	02/01/41	45	54	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	52	68	(h)
PacifiCorp
6.25%	10/15/37	102	140	(h)
PAETEC Holding Corp.
8.88%	06/30/17	11	12	(h)
Peabody Energy Corp.
6.25%	11/15/21	40	40	(b)
PepsiCo Inc.
2.75%	03/05/22	101	105	(h)
Petrobras International Finance Co.
2.88%	02/06/15	30	31	(h)
3.50%	02/06/17	94	98	(h)
3.88%	01/27/16	34	36	(h)
Philip Morris International Inc.
2.50%	05/16/16	80	85	(h)
3.88%	08/21/42	69	69
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	258
7.39%	12/02/24	100	139	(b,h)
Pride International Inc.
6.88%	08/15/20	77	97	(h)
Prudential Financial Inc.
5.63%	05/12/41	38	43
Range Resources Corp.
5.75%	06/01/21	68	73	(h)
Raytheon Co.
1.40%	12/15/14	76	77	(h)

Roche Holdings Inc.
6.00%	03/01/19	101	127	(b,h)
Royal Bank of Canada
1.20%	09/19/17	103	104
Santander Holdings USA Inc.
3.00%	09/24/15	34	34
Schlumberger Investment S.A.
2.40%	08/01/22	104	103	(b)
Sempra Energy
2.30%	04/01/17	94	98	(h)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100	106	(b,h)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	200	202	(b,h)
Texas Instruments Inc.
1.65%	08/03/19	52	52
Textron Inc.
6.20%	03/15/15	62	68	(h)
The ADT Corp.
2.25%	07/15/17	49	50	(b)
3.50%	07/15/22	51	53	(b)
4.88%	07/15/42	67	73	(b)
The AES Corp.
8.00%	10/15/17	6	7	(h)
The Coca-Cola Co.
3.30%	09/01/21	88	98
The Goldman Sachs Group Inc.
5.75%	01/24/22	94	108	(h)
6.75%	10/01/37	51	55
The Potomac Edison Co.
5.35%	11/15/14	40	43	(h)
Time Warner Cable Inc.
6.75%	07/01/18	72	91	(h)
Time Warner Inc.
3.15%	07/15/15	15	16	(h)
4.90%	06/15/42	26	29
Total Capital International S.A.
1.55%	06/28/17	174	177	(h)
2.70%	01/25/23	102	104
Toyota Motor Credit Corp.
1.75%	05/22/17	94	97	(h)
Transocean Inc.
3.80%	10/15/22	34	34
United Parcel Service Inc.
2.45%	10/01/22	68	69
United Technologies Corp.
1.80%	06/01/17	37	38	(h)
4.50%	06/01/42	56	63	(h)
Vail Resorts Inc.
6.50%	05/01/19	107	116	(h)
Verizon Communications Inc.
2.00%	11/01/16	187	196	(h)
Viacom Inc.
2.50%	12/15/16	88	93	(h)
Visteon Corp.
6.75%	04/15/19	74	78	(h)
Vodafone Group PLC
2.50%	09/26/22	68	68

Walgreen Company
1.80%	09/15/17	48	49
3.10%	09/15/22	48	49
Watson Pharmaceuticals Inc.
1.88%	10/01/17	48	49
3.25%	10/01/22	34	34
4.63%	10/01/42	27	28
Weatherford International Ltd.
4.50%	04/15/22	61	64	(h)
5.95%	04/15/42	56	59	(h)
WellPoint Inc.
1.25%	09/10/15	48	48
1.88%	01/15/18	69	70
3.30%	01/15/23	77	78
Willis Group Holdings PLC
4.13%	03/15/16	84	89	(h)
Woodside Finance Ltd.
4.50%	11/10/14	131	139	(b,h)
WPP Finance 2010
3.63%	09/07/22	34	34
5.13%	09/07/42	34	34
Xstrata Finance Canada Ltd.
5.80%	11/15/16	64	72	(b,h)
			18,271

Non-Agency Collateralized Mortgage Obligations—0.9%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	80	90	(i)
5.68%	07/10/46	30	33
5.92%	02/10/51	25	30	(h,i)
6.40%	02/10/51	240	291	(h,i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	80	88	(h,i)
5.57%	03/11/39	24	24	(h,i)
5.71%	04/12/38	80	88	(h,i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	40	37
COMM 2006-C7 Mortgage Trust
5.97%	06/10/46	80	86	(i)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	40	44	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	42	1	(i)
Credit Suisse Mortgage Capital Certificates
5.53%**	02/25/36	10	—	(i)
GS Mortgage Securities Corp. II
3.00%	08/10/44	80	86	(h)
5.47%	08/10/44	30	34	(b,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/16/45	70	77
5.04%	03/15/46	40	44	(i)
5.34%	08/12/37	60	66	(i)
5.44%	06/12/47	100	115
5.79%	02/12/51	155	184	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	50	55
5.16%	02/15/31	80	90	(h)
6.06%	06/15/38	30	35
18.30%	12/15/39	511	7	(b,d,i)

MASTR Alternative Loans Trust
5.00%	08/25/18	17	2	(g,h,n)
Merrill Lynch
5.49%	07/12/46	30	26
Morgan Stanley Capital I Inc.
5.16%	10/12/52	100	112	(h,i)
5.62%	12/12/49	13	13	(h)
5.90%	10/15/42	40	34	(h,i)
5.99%	08/12/41	30	35	(h,i)
6.46%	01/11/43	50	59	(h,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	80	88	(h,i)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	20	20	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36	1	—	**
			1,994

Sovereign Bonds—0.5%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	119	(b,h)
Gabonese Republic
8.20%	12/12/17	100	122
Government of Argentina
2.50%	12/31/38	11	4	(j)
8.28%	12/31/33	8	6
Government of Dominican Republic
7.50%	05/06/21	100	113	(b,h)
Government of El Salvador
7.65%	06/15/35	20	22	(b,h)
Government of Hungary
4.75%	02/03/15	10	10
6.25%	01/29/20	39	42	(h)
7.63%	03/29/41	10	11
Government of Lebanon
4.00%	12/31/17	4	4
5.15%	11/12/18	14	14
6.10%	10/04/22	14	14
Government of Mexico
4.75%	03/08/44	70	78	(h)
5.75%	10/12/49	14	17	(h)
Government of Panama
6.70%	01/26/36	11	15	(h)
Government of Peru
6.55%	03/14/37	39	57	(h)
Government of Philippines
6.38%	01/15/32	100	135	(h)
Government of Poland
3.00%	03/17/23	11	11
5.00%	03/23/22	40	46
5.13%	04/21/21	15	17	(h)
6.38%	07/15/19	7	9
Government of Romania
6.75%	02/07/22	28	32	(b)
Government of Turkey
6.88%	03/17/36	14	18
Government of Uruguay
6.88%	09/28/25	32	43

Government of Venezuela
10.75%	09/19/13	41	42	(h)
Government of Vietnam
1.50%	03/12/16	5	4	(i)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	11	14	(j)
			1,019

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50	58
Municipal Electric Authority of Georgia
6.64%	04/01/57	39	45
New Jersey State Turnpike Authority
7.41%	01/01/40	20	30	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	17	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	75	75
South Carolina State Public Service Authority
6.45%	01/01/50	40	54	(h)
State of California
5.70%	11/01/21	55	62
			341

FNMA—0.0%*
Lehman TBA
5.50%	TBA	60	—	**(c,l,o)

Total Bonds and Notes
(Cost $60,490)			62,203

		Number of Shares

Exchange Traded Funds—5.1%
Financial Select Sector SPDR Fund		12,538	195	(m)
Industrial Select Sector SPDR Fund		19,923	728	(m)
Vanguard MSCI Emerging Markets Fund		195,422	8,159
Vanguard REITs Fund		31,666	2,057

Total Exchange Traded Funds
(Cost $10,947)			11,139

Other Investments—0.1%
GEI Investment Fund
(Cost $152)			187	(k)

Total Investments in Securities
(Cost $177,500)			193,718

Short-Term Investments - 14.1%
GE Institutional Money Market Fund - Investment Class
0.08%
(Cost $30,681)			30,681	(d,k)

Total Investments
(Cost $208,181)			224,399

Liabilities in Excess of Other Assets, net—(3.5)%			(7,633)

NET ASSETS —100.0%			$216,766

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	December 2012	4	$126	$(6)
FTSE 100 Index Futures	December 2012	3	277	(7)
S&P Midcap 400 Index Futures	December 2012	75	7,399	(286)
Topix Index Futures	December 2012	2	189	3
2 Yr. U.S. Treasury Notes Futures	December 2012	7	1,544	1
5 Yr. U.S. Treasury Notes Futures	December 2012	79	9,846	40
30 Yr. U.S. Treasury Bond Futures	December 2012	5	747	1

				$(254)

The Fund had the following short futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Index Futures	December 2012	8	$(574)	$6
Ultra Long-Term U.S. Treasury Bond Futures	December 2012	26	(4,296)	19
10 Yr. U.S. Treasury Notes Futures	December 2012	52	(6,941)	(31)

				$(6)

				$(260)

At September 30, 2012, the Fund had the following foreign currency forward exchange contracts:

(Amounts in thousands)

Description	Unrealized Appreciation/ (Depreciation)
Sold 3,600 EURO; Purchased $4,738 for settlement on 01/22/2013	$100
Sold 159,000 Japanese yen; Purchased $2,018 for settlement on 12/12/2012	(27)
Sold 1,600 GBP; Purchased $2,597 for settlement on 01/22/2013	15

$88

The Fund was invested in the following countries at September 30, 2012 (Unaudited):

Country	Percentage (based on Fair Value)
United States	80.61%
United Kingdom	4.65%
Japan	2.56%
Germany	2.18%
Switzerland	1.83%
France	1.40%
Canada	0.91%
China	0.84%
South Korea	0.54%
Sweden	0.53%
Australia	0.42%
Hong Kong	0.39%
Netherlands	0.39%
Taiwan	0.36%

Italy	0.34%
Singapore	0.29%
Brazil	0.27%
Philippines	0.24%
Ireland	0.19%
Supranational	0.19%
Belgium	0.18%
Mexico	0.18%
Norway	0.10%
India	0.06%
Gabon	0.05%
Dominican Republic	0.05%
Poland	0.04%
Hungary	0.03%
Peru	0.03%
Chile	0.02%
Colombia	0.02%
Panama	0.02%
Uruguay	0.02%
Venezuela	0.02%
Lebanon	0.01%
Romania	0.01%
El Salvador	0.01%
Turkey	0.01%
Russian Federation	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2012 (Unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	4.96%	0.00%	4.96%
Integrated Oil & Gas	1.58%	1.34%	2.92%
Pharmaceuticals	1.71%	1.07%	2.78%
Diversified Financial Services	1.09%	1.36%	2.45%
Communications Equipment	2.07%	0.17%	2.24%
Computer Hardware	2.09%	0.00%	2.09%
Internet Software & Services	1.06%	0.71%	1.77%
Systems Software	1.68%	0.00%	1.68%
Data Processing & Outsourced Services	1.62%	0.00%	1.62%
Soft Drinks	1.33%	0.00%	1.33%
Semiconductors	0.56%	0.71%	1.27%
Industrial Machinery	0.66%	0.59%	1.25%
Healthcare Equipment	1.25%	0.00%	1.25%
Cable & Satellite	1.21%	0.00%	1.21%
Healthcare Services	0.88%	0.32%	1.20%
Asset Management & Custody Banks	1.18%	0.00%	1.18%
Biotechnology	0.96%	0.14%	1.10%
Oil & Gas Equipment & Services	1.00%	0.10%	1.10%
Packaged Foods & Meats	0.44%	0.57%	1.01%
Life & Health Insurance	0.26%	0.73%	0.99%
Fertilizers & Agricultural Chemicals	0.39%	0.58%	0.97%
Home Improvement Retail	0.86%	0.00%	0.86%
Household Products	0.38%	0.44%	0.82%
Aerospace & Defense	0.54%	0.27%	0.81%
Air Freight & Logistics	0.73%	0.00%	0.73%
IT Consulting & Other Services	0.61%	0.10%	0.71%
Specialized Finance	0.67%	0.00%	0.67%
Diversified Metals & Mining	0.17%	0.48%	0.65%

Automobile Manufacturers	0.09%	0.54%	0.63%
Wireless Telecommunication Services	0.00%	0.61%	0.61%
Multi-Line Insurance	0.30%	0.31%	0.61%
Construction & Farm Machinery & Heavy Trucks	0.46%	0.15%	0.61%
Movies & Entertainment	0.59%	0.00%	0.59%
Oil & Gas Exploration & Production	0.52%	0.05%	0.57%
Specialized REITs	0.57%	0.00%	0.57%
Distillers & Vintners	0.00%	0.55%	0.55%
Application Software	0.17%	0.37%	0.54%
Industrial Gases	0.13%	0.38%	0.51%
Integrated Telecommunication Services	0.51%	0.00%	0.51%
Apparel, Accessories & Luxury Goods	0.00%	0.51%	0.51%
Property & Casualty Insurance	0.50%	0.00%	0.50%
Broadcasting	0.47%	0.00%	0.47%
Multi-Utilities	0.18%	0.29%	0.47%
Advertising	0.26%	0.19%	0.45%
Consumer Finance	0.39%	0.00%	0.39%
Diversified Support Services	0.00%	0.39%	0.39%
Diversified Chemicals	0.38%	0.00%	0.38%
Regional Banks	0.24%	0.13%	0.37%
Tobacco	0.35%	0.00%	0.35%
Railroads	0.33%	0.00%	0.33%
Restaurants	0.30%	0.00%	0.30%
Diversified Real Estate Activities	0.00%	0.30%	0.30%
Independent Power Producers & Energy Traders	0.30%	0.00%	0.30%
Agricultural Products	0.28%	0.00%	0.28%
Life Sciences Tools & Services	0.25%	0.00%	0.25%
Investment Banking & Brokerage	0.25%	0.00%	0.25%
Electric Utilities	0.18%	0.05%	0.23%
Healthcare Supplies	0.00%	0.23%	0.23%
Research & Consulting Services	0.12%	0.10%	0.22%
Home Furnishing Retail	0.21%	0.00%	0.21%
Construction & Engineering	0.00%	0.21%	0.21%
Healthcare Distributors	0.21%	0.00%	0.21%
Specialty Stores	0.20%	0.00%	0.20%
Casinos & Gaming	0.20%	0.00%	0.20%
Diversified Capital Markets	0.00%	0.19%	0.19%
Brewers	0.00%	0.18%	0.18%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Internet Retail	0.17%	0.00%	0.17%
Construction Materials	0.00%	0.17%	0.17%
Oil & Gas Storage & Transportation	0.16%	0.00%	0.16%
Department Stores	0.15%	0.00%	0.15%
Steel	0.15%	0.00%	0.15%
Electronic Equipment & Instruments	0.00%	0.14%	0.14%
Retail REITs	0.14%	0.00%	0.14%
Photographic Products	0.00%	0.12%	0.12%
General Merchandise Stores	0.11%	0.00%	0.11%
Distributors	0.10%	0.00%	0.10%
Trading Companies & Distributors	0.00%	0.10%	0.10%
Industrial Conglomerates	0.00%	0.10%	0.10%
Heavy Electrical Equipment	0.00%	0.09%	0.09%
Healthcare Facilities	0.08%	0.00%	0.08%
Water Utilities	0.08%	0.00%	0.08%
Food Retail	0.00%	0.07%	0.07%
Electrical Components & Equipment	0.05%	0.00%	0.05%
Home Building	0.05%	0.00%	0.05%

Tires & Rubber	0.00%	0.03%	0.03%
Real Estate Services	0.01%	0.00%	0.01%

			58.54%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.12%
U.S. Treasuries	8.80%
Corporate Notes	8.14%
Non-Agency Collateralized Mortgage Obligations	0.89%
Sovereign Bonds	0.45%
Municipal Bonds and Notes	0.15%
Agency Collateralized Mortgage Obligations	0.15%
Asset Backed	0.01%

27.71%

Short-Term and Other Investments

Short-Term	13.67%
Other Investments	0.08%

13.75%

100.00%

Notes to Schedules of Investments (dollars in thousands) – September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $4,629 or 2.14% of the net assets of the Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or Floating rate security. The stated rate represents the rate at September 30, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(l)	Securities in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(o)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of September 30, 2012.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be Announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities †
	Domestic Equity	$83,408	$—	$—	$83,408
	Foreign Equity	36,251	—	—	36,251
	U.S. Treasuries	—	19,748	—	19,748
	Agency Mortgage Backed	—	20,474	—	20,474
	Agency CMOs	—	324	—	324
	Asset Backed	—	32	—	32
	Corporate Notes	—	18,271	—	18,271
	Non-Agency CMOs	—	1,994	—	1,994
	Sovereign Bonds	—	1,019	—	1,019
	Municipal Notes and Bonds	—	341	—	341
	Exchange Traded Funds	11,139	—	—	11,139
	Preferred Stock	530	—	—	530
	Other Investments	—	187	—	187
	Short-Term Investments	30,681	—	—	30,681

	Total Investments in Securities	$162,009	$62,390	$—	$224,399

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$70	$—	$—	$70
	Futures Contracts — Unrealized Depreciation	(330)	—	—	(330)
	Foreign Currency Forward Exchange Contracts — Unrealized Appreciation	115	—	—	115
	Foreign Currency Forward Exchange Contracts — Unrealized Depreciation	(27)	—	—	(27)

	Total Other Financial Instruments	$(172)	$—	$—	$(172)

† See Schedule of Investments for Industry Classification

* - Other financial instruments include derivative instruments such as futures and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation
Elfun Diversified Fund	$210,820	$18,614	$(5,035)	$13,579

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 16, 2012